Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Aug. 01, 2015
Prospectus Date	Aug. 01, 2015